Operating Lease Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Right of Use Assets [Abstract]
Schedule of Operating Lease Right of Use Assets

Operating lease right of use assets consists of the following:

	Dec 31, 2024	Dec 31, 2023

Buildings	1,180,005	1,222,461
Vehicles	698,878	1,017,170
Less: Accumulated depreciation	(1,041,535)	(1,215,892)
Total	837,348	1,023,739

Schedule of Operating Lease Expenses

The following table summarizes the operating lease expenses recorded in the consolidated statement of operations for the years ended on December 31, 2024, 2023 and 2022:

	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Cost of revenues	1,434,503	2,210,841	3,390,748
Total	1,434,503	2,210,841	3,390,748